Consolidated Balance Sheet (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Treasury Stock shares	83,154	131,414	225,800	281,036